Financial Expenses, Net - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Foreign currency exchange differences	$ 47	$ 130	$ 8
Interest on cash equivalents and restricted deposits	184	50	9
Other		34
Total income	231	214	17
Amortization of shareholders' convertible loans discount and BCF		103	1,116
Interest on shareholders' convertible note and loans		164	270
Bank commissions and others	17	82	100
Foreign currency exchange differences	93	9	25
Interest on loans from banks and other credit balances	2	12	27
Total expenses	112	370	1,538
Total financial (expenses) Income, net	$ 119	$ (156)	$ (1,521)